Supplementary Cash Flow Information - Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Purchase of property, plant and equipment	$ 81,959	$ 100,097	$ 52,481
Add: Beginning balance of payable to equipment suppliers	12,918
Less: Ending balance of payable to equipment suppliers	(5,080)	(12,918)
Exchange difference	(676)
Cash paid during the year	$ 89,121	$ 87,179	$ 52,481